Tax	12 Months Ended
Dec. 31, 2012
Tax
26 Tax
Details of current and deferred taxes
in	2012	2011	2010

Current and deferred taxes (CHF million)

Switzerland	140	38	81

Foreign	582	437	243

Current income tax expense	722	475	324

Switzerland	(123)	(176)	(149)

Foreign	(103)	372	1,373

Deferred income tax expense	(226)	196	1,224

Income tax expense	496	671	1,548

Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	0	(4)	4

Cumulative translation adjustment	(12)	16	32

Unrealized gains/(losses) on securities	6	12	(2)

Actuarial gains/(losses)	1	(172)	(82)

Net prior service credit/(cost)	63	105	3

Share-based compensation and treasury shares	(50)	256	(671)

Reconciliation of taxes computed at the Swiss statutory rate
in	2012	2011	2010

Income from continuing operations before taxes (CHF million)

Switzerland	1,680	455	1,734

Foreign	501	3,006	5,753

Income from continuing operations before taxes	2,181	3,461	7,487

Reconciliation of taxes computed at the Swiss statutory rate (CHF million)

Income tax expense computed at the statutory tax rate of 22%	480	761	1,647

Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	275	(40)	519

Non-deductible amortization of other intangible assets and goodwill impairment	2	0	1

Other non-deductible expenses	393	447	623

Additional taxable income	11	8	22

Lower taxed income	(415)	(424)	(775)

Income taxable to noncontrolling interests	(117)	(289)	(278)

Changes in tax law and rates	182	172	119

Changes in deferred tax valuation allowance	14	471	54

Tax deductible impairments of Swiss subsidiary investments	(161)	(55)	0

Other	(168)	(380)	(384)

Income tax expense	496	671	1,548

Foreign tax rate differential
2012 included a foreign tax expense of CHF 275 million in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and Bahamas. The total foreign tax expense of CHF 479 million is not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items explained below.

2011 included a foreign tax rate benefit of CHF 40 million in respect of profits earned in lower tax jurisdictions, mainly Guernsey and Bahamas, partially offset by foreign tax rate differential related to profits earned in higher tax jurisdictions, mainly Brazil and the US. The foreign tax rate benefit in relation to foreign tax expense of CHF 809 million is more than offset by tax impacts related to reconciling items explained below.

Other non-deductible expenses
2012 and 2011 included non-deductible interest expenses of CHF 259 million and CHF 240 million, respectively, non-taxable offshore expenses of CHF 8 million and CHF 80 million, respectively, non-deductible bank levy costs and other non-deductible compensation expenses of CHF 57 million and CHF 49 million, respectively, and other various smaller non-deductible expenses.

Lower taxed income
2012 and 2011 included a tax benefit of CHF 29 million and CHF 52 million, respectively, related to exempt offshore income, CHF 40 million and CHF 47 million, respectively, in respect to non-taxable dividend income and CHF 11 million and CHF 47 million, respectively, related to non-taxable foreign exchange gains. In addition, 2012 and 2011 included tax benefits of CHF 100 million and CHF 42 million, respectively, related to tax credits and CHF 48 million and CHF 40 million, respectively, related to non-taxable life insurance income. 2012 also included a CHF 114 million Swiss income tax benefit as a result of foreign branch earnings beneficially impacting the earnings mix. The remaining balance included various smaller items, amongst others related to permanent tax benefits from tax deductible goodwill amortization and tax holidays.

2011 and 2010 included a tax benefit of CHF 116 million and CHF 130 million, respectively, in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank.

2010 included a tax benefit of CHF 380 million in respect of a legal entity merger that reflected regulatory concerns about complex holding structures.
Changes in tax law and rates
2012 and 2011 included a tax expense of CHF 182 million and CHF 172 million, respectively, caused by the reduction of deferred tax assets mainly due to the impact of the change in UK corporation tax.
Changes in deferred tax valuation allowance
2012 included an increase to the valuation allowance of CHF 834 million in respect of five of the Group’s operating entities, three in Europe and two in Asia, mainly relating to deferred tax assets on current year tax losses and pre-existing loss carry-forwards. 2011 included an increase to the valuation allowance of CHF 428 million in respect of three of the Group’s operating entities, two in the UK and one in Asia, mainly relating to deferred tax assets on tax loss carry-forwards. 2010 included an increase to the valuation allowance of CHF 193 million in respect of one of the Group’s operating entities in the UK relating to deferred tax assets on tax loss carry-forwards.

2012, 2011 and 2010 also included a tax benefit of CHF 820 million, CHF 7 million and CHF 199 million, respectively, resulting from the release of valuation allowances on deferred tax assets for one of the Group’s operating entities in the US.

Other
2012 included a tax benefit of CHF 48 million relating to the re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability related to such pre-existing deferred tax assets. 2012 also included a benefit of CHF 70 million relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement.

2011 included a tax benefit of CHF 261 million relating to the increase of deferred tax assets in two of the Group’s operating entities, one in Switzerland (CHF 129 million) and one in the US (CHF 132 million). The increase is related to the re-measurement of existing deferred tax assets on net operating losses due to changes in the mix of the sources of income and related tax rates that these net operating losses are expected to be applied to.

2012, 2011 and 2010 included an amount of CHF 40 million, CHF 123 million and CHF 301 million, respectively, relating to the release of tax contingency accruals following the favorable resolution of tax matters.

As of December 31, 2012, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 7.3 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.

Details of the tax effect of temporary differences
end of	2012	2011

Tax effect of temporary differences (CHF million)

Compensation and benefits	2,295	2,262

Loans	441	392

Investment securities	1,805	1,489

Provisions	1,760	1,943

Business combinations	0	101

Derivatives	355	395

Real estate	243	212

Net operating loss carry-forwards	5,181	7,294

Other	207	178

Gross deferred tax assets before valuation allowance	12,287	14,266

Less valuation allowance	(2,554)	(2,690)

Gross deferred tax assets net of valuation allowance	9,733	11,576

Compensation and benefits	(174)	(129)

Loans	(162)	(147)

Investment securities	(1,373)	(1,356)

Provisions	(402)	(379)

Business combinations	(20)	(227)

Derivatives	(295)	(392)

Leasing	(40)	(58)

Real estate	(78)	(82)

Other	(217)	(296)

Gross deferred tax liabilities	(2,761)	(3,066)

Net deferred tax assets	6,972	8,510

The decrease in net deferred tax assets from 2011 to 2012 of CHF 1,538 million was primarily due to the recognition of a valuation allowance against deferred tax assets, mainly in the UK and Asia, of CHF 215 million, and taxable gains on transfers of assets within the consolidated Group for which associated tax charges of CHF 1,511 million have been deferred as other assets in accordance with ASC 810-10-45-8 (Consolidation – other presentation matters, formerly Accounting Research Bulletin 51). The deferral will be amortized over a period of up to 15 years in line with ASC 810-10-45-8 principles and will be matched by future tax deductions. In addition, the decrease reflected a write-down of deferred tax assets of CHF 182 million as a result of changes to corporation tax rates in the UK and Japan and foreign exchange translation losses of CHF 211 million, which are included within the currency translation adjustments recorded in AOCI. These decreases were partially offset by an increase in net deferred tax asset balances following a re-measurement of deferred tax balances in Switzerland and the US of CHF 529 million. The remaining movement, an increase of net deferred tax assets of CHF 52 million, mainly represents the impact of temporary differences and taxable income in 2012.

The most significant net deferred tax assets arise in the US and UK and these decreased from CHF 7,766 million, net of a valuation allowance of CHF 1,643 million as of the end of 2011 to CHF 6,007 million, net of a valuation allowance of CHF 1,454 million as of the end of 2012.

Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Group recorded a valuation allowance against deferred tax assets in the amount of CHF 2.6 billion as of December 31, 2012 compared to CHF 2.7 billion as of December 31, 2011.

Amounts and expiration dates of net operating loss carry-forwards
end of 2012	Total

Net operating loss carry-forwards (CHF million)

Due to expire within 1 year	29

Due to expire within 2 to 5 years	10,637

Due to expire within 6 to 10 years	1,996

Due to expire within 11 to 20 years	2,759

Amount due to expire	15,421

Amount not due to expire	11,797

Total net operating loss carry-forwards	27,218

Movements in the valuation allowance
in	2012	2011	2010

Movements in the valuation allowance (CHF million)

Balance at beginning of period	2,690	2,264	2,799

Net changes	(136)	426	(535)

Balance at end of period	2,554	2,690	2,264

As part of its normal practice, the Group has conducted a detailed evaluation of its expected future results. This evaluation is dependent on management estimates and assumptions in developing the expected future results, which are based on a strategic business planning process influenced by current economic conditions and assumptions of future economic conditions that are subject to change. This evaluation took into account both positive and negative evidence related to expected future taxable income, the Group’s commitment to the integrated bank model and the importance of the Investment Banking segment within the integrated bank, as well as the changes announced in 2012 and the reduction in risk since 2008. This evaluation has indicated the expected future results that are likely to be earned in jurisdictions where the Group has significant net deferred tax assets, such as the US, the UK and Switzerland. The Group has then compared those expected future results with the applicable law governing utilization of deferred tax assets. US tax law allows for a 20-year carry-forward period for net operating losses, UK tax law allows for an unlimited carry-forward period for net operating losses and Swiss tax law allows for a seven-year carry-forward period for net operating losses.

Tax benefits associated with share-based compensation
in	2012	2011	2010

Tax benefits associated with share-based compensation (CHF million)

Tax benefits recorded in the consolidated statements of operations	597	466	539

Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	41	(280)	615

Tax benefits in respect of tax on dividend equivalent payments	12	2	26

> Refer to “Note 27 – Employee deferred compensation” for further information on share-based compensation.
If, upon settlement of share-based compensation, the tax deduction exceeds the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the utilized tax benefit associated with any excess deduction is considered a “windfall” and recognized in shareholders’ equity as additional paid-in capital and reflected as a financing cash inflow in the consolidated statements of cash flows. If, upon settlement the tax deduction is lower than the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the tax charge associated with the lower deduction is considered a “shortfall”. Tax charges arising on shortfalls are recognized in shareholders’ equity to the extent that any shortfalls are lower than the cumulative windfalls, otherwise the tax charge is recognized in the consolidated statements of operations. However, windfall deductions and dividend equivalents aggregating CHF 0.9 billion and CHF 1.1 billion for 2012 and 2011, respectively, did not result in a reduction of income taxes payable because certain entities were in a net operating loss position. When the income tax benefit of these deductions is realized, an estimated CHF 192 million tax benefit will be recorded in additional paid-in capital.

Uncertain tax positions
US GAAP requires a two-step process in evaluating uncertain income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each income tax position is measured at the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
	2012	2011	2010

Movements in gross unrecognized tax benefits (CHF million)

Balance at beginning of period	373	578	964

Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	33	54	53

Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(58)	(177)	(286)

Increases in unrecognized tax benefits as a result of tax positions taken during the current period	39	30	39

Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4)	(65)	(31)

Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(43)	(19)	(91)

Other (including foreign currency translation)	80	(28)	(70)

Balance at end of period	420	373	578

of which, if recognized, would affect the effective tax rate	414	366	554

Interest and penalties
in	2012	2011	2010

Interest and penalties (CHF million)

Interest and penalties recognized in the consolidated statements of operations	(13)	(19)	(43)

Interest and penalties recognized in the consolidated balance sheets	69	86	209

Interest and penalties are reported as tax expense. The Group is currently subject to ongoing tax audits and inquiries with the tax authorities in a number of jurisdictions, including the US, the UK and Switzerland. Although the timing of the completion of these audits is uncertain, it is reasonably possible that some of these audits and inquiries will be resolved within 12 months of the reporting date.

It is reasonably possible that there will be a decrease of between zero and CHF 4 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2009; the UK – 2006; the US – 2006; Japan – 2005; and the Netherlands – 2005.

Bank
Tax
25 Tax
Details of current and deferred taxes
in	2012	2011	2010

Current and deferred taxes (CHF million)

Switzerland	85	(35)	25

Foreign	544	429	237

Current income tax expense	629	394	262

Switzerland	(121)	(251)	(296)

Foreign	(30)	316	1,341

Deferred income tax expense	(151)	65	1,045

Income tax expense	478	459	1,307

Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	0	(4)	4

Cumulative translation adjustment	(12)	16	32

Unrealized gains/(losses) on securities	(1)	16	0

Actuarial gains/(losses)	30	29	(46)

Net prior service cost	(2)	(1)	0

Share-based compensation and treasury shares	(53)	275	(608)

Reconciliation of taxes computed at the Swiss statutory rate
in	2012	2011	2010

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	1,170	(176)	1,117

Foreign	803	2,677	5,419

Income from continuing operations before taxes	1,973	2,501	6,536

Reconciliation of taxes computed at the Swiss statutory rate (CHF million)

Income tax expense computed at the statutory tax rate of 22%	434	550	1,438

Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	312	(11)	562

Non-deductible amortization of other intangible assets and goodwill impairment	0	0	1

Other non-deductible expenses	382	444	621

Additional taxable income	6	6	22

Lower taxed income	(407)	(422)	(765)

Income taxable to noncontrolling interests	(117)	(312)	(282)

Changes in tax law and rates	182	170	119

Changes in deferred tax valuation allowance	11	471	56

Tax deductible impairments of Swiss subsidiary investments	(161)	(55)	0

Other	(164)	(382)	(465)

Income tax expense	478	459	1,307

Foreign tax rate differential
2012 included a foreign tax expense of CHF 312 million in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and Bahamas. The total foreign tax expense of CHF 514 million is not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items explained below.

2011 included a foreign tax rate benefit of CHF 11 million in respect of profits earned in lower tax jurisdictions, mainly Guernsey and Bahamas, partially offset by foreign tax rate differential related to profits in higher tax jurisdictions, mainly Brazil and the US. The total foreign tax expense of CHF 745 million is not only impacted by the foreign tax rate expense but also by tax impacts related to additional reconciling items explained below.

Other non-deductible expenses
2012 and 2011 included non-deductible interest expenses of CHF 259 million and CHF 240 million, respectively, non-taxable offshore expenses of CHF 8 million and CHF 80 million, respectively, non-deductible bank levy costs and other non-deductible compensation expenses of CHF 57 million and CHF 49 million, respectively, and other various smaller non-deductible expenses.

Lower taxed income
2012 and 2011 included a tax benefit of CHF 29 million and CHF 52 million, respectively, related to exempt offshore income, CHF 40 million and CHF 47 million, respectively, in respect to non-taxable dividend income and CHF 11 million and CHF 47 million, respectively, related to non-taxable foreign exchange gains. In addition, 2012 and 2011 included tax benefits of CHF 100 million and CHF 42 million, respectively, related to tax credits and CHF 48 million and CHF 40 million, respectively, related to non-taxable life insurance income. 2012 also included a CHF 114 million Swiss income tax benefit as a result of foreign branch earnings beneficially impacting the earnings mix. The remaining balance included various smaller items, amongst others related to permanent tax benefits from tax deductible goodwill amortization and tax holidays.

2011 and 2010 included a tax benefit of CHF 116 million and CHF 130 million, respectively, in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank.

2010 included a tax benefit of CHF 380 million in respect of a legal entity merger that reflected regulatory concerns about complex holding structures.
Changes in tax law and rates
2012 and 2011 included a tax expense of CHF 182 million and CHF 170 million, respectively, caused by the reduction of deferred tax assets mainly due to the impact of the change in UK corporation tax.
Changes in deferred tax valuation allowance
2012 included an increase to the valuation allowance of CHF 834 million in respect of five of the Bank’s operating entities, three in Europe and two in Asia, mainly relating to deferred tax assets on current year tax losses and pre-existing loss carry-forwards. 2011 included an increase to the valuation allowance of CHF 428 million in respect of three of the Bank’s operating entities, two in the UK and one in Asia, mainly relating to deferred tax assets on tax loss carry-forwards. 2010 included an increase to the valuation allowance of CHF 193 million in respect of one of the Bank’s operating entities in the UK relating to deferred tax assets on tax loss carry-forwards.

2012, 2011 and 2010 also included a tax benefit of CHF 820 million, CHF 7 million and CHF 199 million, respectively, resulting from the release of valuation allowances on deferred tax assets for one of the Bank’s operating entities in the US.

Other
2012 included a tax benefit of CHF 48 million relating to the re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability related to such pre-existing deferred tax assets. 2012 also included a benefit of CHF 70 million relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement.

2011 included a tax benefit of CHF 261 million relating to the increase of deferred tax assets in two of the Bank’s operating entities, one in Switzerland (CHF 129 million) and one in the US (CHF 132 million). The increase is related to the re-measurement of existing deferred tax assets on net operating losses due to changes in the mix of the sources of income and related tax rates that these net operating losses are expected to be applied to.

2012, 2011 and 2010 included an amount of CHF 43 million, CHF 125 million and CHF 301 million, respectively, relating to the release of tax contingency accruals following the favorable resolution of tax matters.

As of December 31, 2012, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF 6.8 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.

Details of the tax effect of temporary differences
end of	2012	2011

Tax effect of temporary differences (CHF million)

Compensation and benefits	2,279	2,172

Loans	441	392

Investment securities	1,818	1,480

Provisions	1,760	1,943

Business combinations	0	101

Derivatives	343	385

Real estate	242	212

Net operating loss carry-forwards	5,177	7,291

Other	204	174

Gross deferred tax assets before valuation allowance	12,264	14,150

Less valuation allowance	(2,550)	(2,689)

Gross deferred tax assets net of valuation allowance	9,714	11,461

Compensation and benefits	(164)	(129)

Loans	(162)	(147)

Investment securities	(1,354)	(1,199)

Provisions	(402)	(378)

Business combinations	(20)	(227)

Derivatives	(295)	(392)

Leasing	(40)	(58)

Real estate	(78)	(82)

Other	(208)	(288)

Gross deferred tax liabilities	(2,723)	(2,900)

Net deferred tax assets	6,991	8,561

The decrease in net deferred tax assets from 2011 to 2012 of CHF 1,570 million was primarily due to the recognition of a valuation allowance against deferred tax assets, mainly in the UK and Asia, of CHF 215 million, and taxable gains on transfers of assets within the consolidated Bank for which associated tax charges of CHF 1,511 million have been deferred as other assets in accordance with ASC 810-10-45-8 (Consolidation – other presentation matters, formerly Accounting Research Bulletin 51). The deferral will be amortized over a period of up to 15 years in line with Accounting Standards Codification 810-10-45-8 principles and will be matched by future tax deductions. In addition, the decrease reflected a write-down of CHF 182 million as a result of changes to corporation tax rates in the UK and Japan and foreign exchange translation losses of CHF 213 million, which are included within currency translation adjustments recorded in accumulated other comprehensive income/(loss) (AOCI). These decreases were partially offset by an increase in net deferred tax asset balances following a re-measurement of deferred tax balances in Switzerland and the US of CHF 529 million. The remaining movement, an increase of net deferred tax assets of CHF 22 million, mainly represents the impact of temporary differences and taxable income in 2012.

Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Bank recorded a valuation allowance against deferred tax assets in the amount of CHF 2.6 billion as of December 31, 2012 compared to CHF 2.7 billion as of December 31, 2011.

Amounts and expiration dates of net operating loss carry-forwards
end of 2012	Total

Net operating loss carry-forwards (CHF million)

Due to expire within 1 year	29

Due to expire within 2 to 5 years	10,637

Due to expire within 6 to 10 years	1,981

Due to expire within 11 to 20 years	2,759

Amount due to expire	15,406

Amount not due to expire	11,778

Total net operating loss carry-forwards	27,184

Movements in the valuation allowance
in	2012	2011	2010

Movements in the valuation allowance (CHF million)

Balance at beginning of period	2,689	2,262	2,794

Net changes	(139)	427	(532)

Balance at end of period	2,550	2,689	2,262

Tax benefits associated with share-based compensation
in	2012	2011	2010

Tax benefits associated with share-based compensation (CHF million)

Tax benefits recorded in the consolidated statements of operations	596	464	536

Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	30	(277)	615

Tax benefits in respect of tax on dividend equivalent payments	12	1	26

> Refer to “Note 26 – Employee deferred compensation” for further information on share-based compensation.
Windfall deductions and dividend equivalents aggregating CHF 0.9 billion and CHF 1.1 billion for 2012 and 2011, respectively, did not result in a reduction of income taxes payable because certain entities were in a net operating loss position. When the income tax benefit of these deductions is realized, an estimated CHF 192 million tax benefit will be recorded in additional paid-in capital.

Uncertain tax positions
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
in	2012	2011	2010

Movements in gross unrecognized tax benefits (CHF million)

Balance at beginning of period	370	578	944

Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	33	54	53

Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(58)	(177)	(286)

Increases in unrecognized tax benefits as a result of tax positions taken during the current period	38	29	37

Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4)	(65)	(12)

Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(43)	(19)	(88)

Other (including foreign currency translation)	80	(30)	(70)

Balance at end of period	416	370	578

of which, if recognized, would affect the effective tax rate	410	364	553

Interest and penalties
in	2012	2011	2010

Interest and penalties (CHF million)

Interest and penalties recognized in the consolidated statements of operations	(13)	(19)	(42)

Interest and penalties recognized in the consolidated balance sheets	64	82	206

Interest and penalties are reported as tax expense. The Bank is currently subject to ongoing tax audits and inquiries with the tax authorities in a number of jurisdictions, including the US, the UK and Switzerland. Although the timing of the completion of these audits is uncertain, it is reasonably possible that some of these audits and inquiries will be resolved within 12 months of the reporting date.

It is reasonably possible that there will be a decrease of between zero and CHF 4 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2009; the UK – 2006; the US – 2006; Japan – 2005; and the Netherlands – 2005.

> Refer to “Note 26 – Tax” in V – Consolidated financial statements – Credit Suisse Group for further information.